Pay vs Performance Disclosure		12 Months Ended
		Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2022 USD ($) $ / shares	Nov. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table presents information as required under Item 402(v) of SEC Regulation S-K regarding the relationship for the three most recently completed fiscal years between the compensation of our NEOs – as reported in the Summary Compensation Table and adjusted to reflect “compensation actually paid” (“CAP”) as defined under SEC rules – and our performance relative to the identified metrics. Our compensation philosophy and how we align executive compensation with our performance is described under “Compensation Discussion and Analysis.” The CAP amounts disclosed do not reflect the actual amount of compensation earned, realized, or received by our NEOs during the applicable fiscal year. The Compensation Committee did not consider the information provided in this section in making its compensation decisions for the years shown.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(a)	Average Summary Compensation Table Total for Other NEOs ($)(b)	Average Compensation Actually Paid to Other NEOs ($)(a)(b)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000s)(e)	AEPS ($)(f)
					Total Shareholder Return ($)(c)	Peer Group Total Shareholder Return ($)(d)
2023	$15,689,055	$43,713,700	$4,483,491	$10,469,248	$155.12	$176.92	$590,177	$7.18
2022	15,814,791	12,168,706	4,416,324	4,273,279	92.08	112.90	816,666	9.36
2021	14,366,518	25,125,414	4,556,264	7,144,468	115.18	133.37	564,746	6.14

(a)	To calculate CAP per SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for the PEO and for the average of the other NEOs is set forth below.

	2023		2022		2021
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Summary Compensation Table Total	$15,689,055	$4,483,491	$15,814,791	$4,416,324	$14,366,518	$4,556,264
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(7,178,664)	(1,407,844)	(7,105,882)	(1,336,330)	(4,999,996)	(1,575,004)
Fair value of equity awards granted in the year and unvested as of year end(1)	14,848,740	3,050,249	9,171,068	2,361,535	8,901,354	2,803,936
Increase (decrease) in fair value from prior year end of outstanding and unvested awards granted in prior years(2)	18,435,361	4,092,993	(5,939,248)	(1,127,786)	5,205,965	1,168,011
Increase (decrease) in fair value from prior year end of vested awards granted in prior years(3)	1,035,950	169,437	(569,805)	(112,753)	1,201,244	163,721
Dividends paid on awards during the year before vesting	548,099	80,922	408,026	72,289	202,027	27,540
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	-	-	-	-	(142,560)	-
Service cost for pension plans	335,159	-	389,756	-	390,862	-
CAP (as calculated per SEC rules)	$43,713,700	$10,469,248	$12,168,706	$4,273,279	$25,125,414	$7,144,468
(1)	Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(2)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. For awards subject to performance-based vesting conditions, the fair value is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(3)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(b)	Mr. Mezger served as our PEO for each fiscal year shown. Our other NEOs were as follows: Messrs. Kaminski, McGibney, Praw and Woram for the 2023 and 2022 fiscal years; and Messrs. Kaminski, McGibney and Praw, and Matthew W. Mandino for the 2021 fiscal year.

(c)	The amounts reported reflect the cumulative total shareholder return (“TSR”) on our common stock for each of the last three fiscal years ended November 30, 2023, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.

(d)	The peer group used in this disclosure is the Dow Jones US Home Construction Index, which is the same index we used in the Stock Performance Graph in our Annual Report. The amounts reported reflect the cumulative TSR of the Dow Jones US Home Construction Index for each of the last three fiscal years ended November 30, 2023, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.

(e)	Represents net income reported in our audited consolidated financial statements for each of the applicable fiscal years.
(f)	Annex 2 to this Proxy Statement contains a reconciliation of our diluted earnings per share calculated in accordance with GAAP to the non-GAAP financial measure of AEPS. We included AEPS as our company-selected financial measure as this metric has the largest weighting in determining our NEO’s long-term incentive compensation, a significant component of their overall compensation.

Company Selected Measure Name		AEPS
Named Executive Officers, Footnote [Text Block]

(b)	Mr. Mezger served as our PEO for each fiscal year shown. Our other NEOs were as follows: Messrs. Kaminski, McGibney, Praw and Woram for the 2023 and 2022 fiscal years; and Messrs. Kaminski, McGibney and Praw, and Matthew W. Mandino for the 2021 fiscal year.

Peer Group Issuers, Footnote [Text Block]

(d)	The peer group used in this disclosure is the Dow Jones US Home Construction Index, which is the same index we used in the Stock Performance Graph in our Annual Report. The amounts reported reflect the cumulative TSR of the Dow Jones US Home Construction Index for each of the last three fiscal years ended November 30, 2023, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.

PEO Total Compensation Amount		$ 15,689,055	$ 15,814,791	$ 14,366,518
PEO Actually Paid Compensation Amount	[1]	$ 43,713,700	12,168,706	25,125,414
Adjustment To PEO Compensation, Footnote [Text Block]

	2023		2022		2021
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Summary Compensation Table Total	$15,689,055	$4,483,491	$15,814,791	$4,416,324	$14,366,518	$4,556,264
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(7,178,664)	(1,407,844)	(7,105,882)	(1,336,330)	(4,999,996)	(1,575,004)
Fair value of equity awards granted in the year and unvested as of year end(1)	14,848,740	3,050,249	9,171,068	2,361,535	8,901,354	2,803,936
Increase (decrease) in fair value from prior year end of outstanding and unvested awards granted in prior years(2)	18,435,361	4,092,993	(5,939,248)	(1,127,786)	5,205,965	1,168,011
Increase (decrease) in fair value from prior year end of vested awards granted in prior years(3)	1,035,950	169,437	(569,805)	(112,753)	1,201,244	163,721
Dividends paid on awards during the year before vesting	548,099	80,922	408,026	72,289	202,027	27,540
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	-	-	-	-	(142,560)	-
Service cost for pension plans	335,159	-	389,756	-	390,862	-
CAP (as calculated per SEC rules)	$43,713,700	$10,469,248	$12,168,706	$4,273,279	$25,125,414	$7,144,468
(1)	Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(2)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. For awards subject to performance-based vesting conditions, the fair value is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(3)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Non-PEO NEO Average Total Compensation Amount	[2]	$ 4,483,491	4,416,324	4,556,264
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 10,469,248	4,273,279	7,144,468
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023		2022		2021
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Summary Compensation Table Total	$15,689,055	$4,483,491	$15,814,791	$4,416,324	$14,366,518	$4,556,264
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(7,178,664)	(1,407,844)	(7,105,882)	(1,336,330)	(4,999,996)	(1,575,004)
Fair value of equity awards granted in the year and unvested as of year end(1)	14,848,740	3,050,249	9,171,068	2,361,535	8,901,354	2,803,936
Increase (decrease) in fair value from prior year end of outstanding and unvested awards granted in prior years(2)	18,435,361	4,092,993	(5,939,248)	(1,127,786)	5,205,965	1,168,011
Increase (decrease) in fair value from prior year end of vested awards granted in prior years(3)	1,035,950	169,437	(569,805)	(112,753)	1,201,244	163,721
Dividends paid on awards during the year before vesting	548,099	80,922	408,026	72,289	202,027	27,540
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	-	-	-	-	(142,560)	-
Service cost for pension plans	335,159	-	389,756	-	390,862	-
CAP (as calculated per SEC rules)	$43,713,700	$10,469,248	$12,168,706	$4,273,279	$25,125,414	$7,144,468
(1)	Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(2)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. For awards subject to performance-based vesting conditions, the fair value is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(3)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

Below is a list of the most important financial performance measures we used to link CAP for our NEOs to our performance for the fiscal year ended November 30, 2023. Our use of these measures is discussed under “Compensation Discussion and Analysis.”

■	AEPS (the company-selected measure);
■	AROIC;
■	Adjusted pretax income;
■	Revenue growth, relative to our peer group;
■	Strategic measures, to the extent they incorporate or reflect financial performance metrics.

Total Shareholder Return Amount	[3]	$ 155.12	92.08	115.18
Peer Group Total Shareholder Return Amount	[4]	176.92	112.90	133.37
Net Income (Loss) Attributable to Parent	[5]	$ 590,177,000	$ 816,666,000	$ 564,746,000
Company Selected Measure Amount | $ / shares	[6]	7.18	9.36	6.14
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		AEPS (the company-selected measure);
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		AROIC;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted pretax income;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue growth, relative to our peer group;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Strategic measures, to the extent they incorporate or reflect financial performance metrics.
PEO [Member] | Jeffrey T. Mezger
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Mezger	Mr. Mezger	Mr. Mezger
PEO [Member] | Grant date fair value of stock awards from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (7,178,664)	$ (7,105,882)	$ (4,999,996)
PEO [Member] | Fair value of equity awards granted in the year and unvested as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	14,848,740	9,171,068	8,901,354
PEO [Member] | Increase (decrease) in fair value from prior year end of outstanding and unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	18,435,361	(5,939,248)	5,205,965
PEO [Member] | Increase (decrease) in fair value from prior year end of vested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	1,035,950	(569,805)	1,201,244
PEO [Member] | Dividends paid on awards during the year before vesting
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		548,099	408,026	202,027
PEO [Member] | “Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(142,560)
PEO [Member] | Service cost for pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 335,159	$ 389,756	$ 390,862
Non-PEO NEO [Member] | Jeff J. Kaminski
Pay vs Performance Disclosure [Table]
PEO Name		Kaminski	Kaminski	Kaminski
Non-PEO NEO [Member] | Robert V. McGibney
Pay vs Performance Disclosure [Table]
PEO Name		McGibney	McGibney	McGibney
Non-PEO NEO [Member] | Albert Z. Praw
Pay vs Performance Disclosure [Table]
PEO Name		Praw	Praw	Praw
Non-PEO NEO [Member] | Brian J. Woram
Pay vs Performance Disclosure [Table]
PEO Name		Woram	Woram
Non-PEO NEO [Member] | Matthew W. Mandino
Pay vs Performance Disclosure [Table]
PEO Name				Matthew W. Mandino
Non-PEO NEO [Member] | Grant date fair value of stock awards from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,407,844)	$ (1,336,330)	$ (1,575,004)
Non-PEO NEO [Member] | Fair value of equity awards granted in the year and unvested as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	3,050,249	2,361,535	2,803,936
Non-PEO NEO [Member] | Increase (decrease) in fair value from prior year end of outstanding and unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	4,092,993	(1,127,786)	1,168,011
Non-PEO NEO [Member] | Increase (decrease) in fair value from prior year end of vested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	169,437	(112,753)	163,721
Non-PEO NEO [Member] | Dividends paid on awards during the year before vesting
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		80,922	72,289	27,540
Non-PEO NEO [Member] | “Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Service cost for pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	To calculate CAP per SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for the PEO and for the average of the other NEOs is set forth below.
[2]	Mr. Mezger served as our PEO for each fiscal year shown. Our other NEOs were as follows: Messrs. Kaminski, McGibney, Praw and Woram for the 2023 and 2022 fiscal years; and Messrs. Kaminski, McGibney and Praw, and Matthew W. Mandino for the 2021 fiscal year.
[3]	The amounts reported reflect the cumulative total shareholder return (“TSR”) on our common stock for each of the last three fiscal years ended November 30, 2023, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.
[4]	The peer group used in this disclosure is the Dow Jones US Home Construction Index, which is the same index we used in the Stock Performance Graph in our Annual Report. The amounts reported reflect the cumulative TSR of the Dow Jones US Home Construction Index for each of the last three fiscal years ended November 30, 2023, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.
[5]	Represents net income reported in our audited consolidated financial statements for each of the applicable fiscal years.
[6]	Annex 2 to this Proxy Statement contains a reconciliation of our diluted earnings per share calculated in accordance with GAAP to the non-GAAP financial measure of AEPS. We included AEPS as our company-selected financial measure as this metric has the largest weighting in determining our NEO’s long-term incentive compensation, a significant component of their overall compensation.
[7]	Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
[8]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. For awards subject to performance-based vesting conditions, the fair value is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[9]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.